Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 17,073
2018	16,824
2019	15,450
2020	14,479
2021	14,335
Operating Leases, Thereafter	47,714
Total Operating Lease Payments	125,875
Lease and Rental Expense	$ 32,600	$ 32,500	$ 31,700
Minimum [Member]
Operating Leased Assets [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	18 years